FINANCIAL INSTRUMENT RISK AND CAPITAL MANAGEMENT - Disclosure of Foreign Currency Denominated Financial Assets and Liabilities Which Expose the Group to Currency Risk (Details) - Currency risk - USD ($)
	Dec. 31, 2021	Dec. 31, 2020
Liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ 9,206,570	$ 9,853,487
Bank overdraft
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic		48,880
Trade and other payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	6,813,836	1,079,926
Long term debt - balance of purchase price payable related to the acquisition of dealership rights
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	2,392,734	2,882,361
Credit facilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic		5,842,320
Assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	10,338,493	7,357,469
Trade receivables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ 10,338,493	4,497,469
Incentives from "support program for the deployment of electric school buses" and from "zero-emission truck and bus program" receivable
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic		$ 2,860,000